INTANGIBLE ASSETS (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 3,593,000	$ 3,590,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	3,481,000	3,590,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	3,068,000	3,127,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	3,030,000	2,809,000
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	3,083,000	4,840,000
Finite Lived Intangible Assets Amortization Expenses	$ 16,255,000	$ 17,956,000